RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2018
Related party transactions [abstract]
Schedule of compensation paid to key management personnel
	2018	2017	2016

Salaries, consulting fees, and director fees	$2,439,422	$2,179,826	$2,651,651
Share-based payments, net of cancellations (a)	1,429,053	770,222	1,029,878
Total compensation	$3,868,475	$2,950,048	$3,681,529

(a)	Share-based payments to related parties represents the fair value of options granted and vested in the period to key management personnel net of expense reversed for options cancelled before vesting.